Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	32 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Other Current Assets
Prepaid insurance & rent	$ 281		$ 276	$ 276	$ 223
Other	40		389	389	605
SK Land Holdings Option	(500)	500	500	500
Total other current assets	$ 321		$ 1,165	$ 1,165	$ 828